UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter: March 31, 2004
                                         --------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [ ] is a restatement.
                                   [ ] adds new holdings entries.


Institutional Investment Manager Filing this Report:

Name:     Becky M. Horchler
Address:  131 North North Church Street
          P. O. Box 1220
          Rocky Mount, NC 27802


Form 13F File Number: 028-03824
                     ----------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Becky M. Horchler
Title: Trust Operations Manager
Phone: 252-454-8307

Signature, Place, and Date of Signing:

/s/ Becky M. Horchler            Rocky Mount, NC                04/05/04
----------------------     ----------------------------     -------------------
[Signature]                      [City, State]                    [Date]

Report Type (Check only one.):


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0
                                        -------------

Form 13F Information Table Entry Total:       66
                                        -------------

Form 13F Information Table Value Total:    49,708
                                        -------------
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

NONE

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/01/04           PAGE  1
                                                                    AS OF 03/31/04
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 ABBOTT LABORATORIES                  002824100       197      4,805 SH          X                       4,805

 ABBOTT LABORATORIES                  002824100         4        100 SH              X   X                 100

 AMERICAN INTL GROUP INC              026874107       333      4,670 SH          X                       3,810                   860

 AMERICAN INTL GROUP INC              026874107        10        139 SH              X   X                 139

 AMGEN INC                            031162100       244      4,198 SH          X                       4,198

 AMGEN INC                            031162100        23        400 SH              X   X                 400

 BANK OF AMERICA CORP.                060505104       230      2,835 SH          X                       2,835

 BANK OF AMERICA CORP.                060505104        18        226 SH              X   X                 226

 BELLSOUTH CORPORATION                079860102       232      8,385 SH          X                       8,385

 BELLSOUTH CORPORATION                079860102         9        314 SH              X   X                 314

 BRISTOL MYERS SQUIBB CO              110122108       255     10,542 SH          X                      10,542

 BRISTOL MYERS SQUIBB CO              110122108        58      2,400 SH              X   X               2,400

 CHEVRONTEXACO CORP                   166764100       382      4,351 SH          X                       4,351

 CHEVRONTEXACO CORP                   166764100        43        485 SH              X   X                 485

 CITIGROUP, INC.                      172967101       345      6,675 SH          X                       6,675

 CITIGROUP, INC.                      172967101        16        300 SH              X   X                 300

 DNAPRINT GENOMICS INC                23324Q103         1     15,000 SH          X                      15,000
 COM
 DEVON ENERGY CORP NEW                25179M103       368      6,325 SH          X                       6,325
 COM
 DEVON ENERGY CORP NEW                25179M103        41        700 SH              X   X                 700
 COM
 DIAL THRU INTERNATIONAL CORP         252479100        15     76,600 SH          X                      76,600
 COM
 DISNEY WALT CO.                      254687106       206      8,263 SH          X                       8,263

 DISNEY WALT CO.                      254687106        21        825 SH              X   X                 825

 DUPONT, E I DE NEMOURS AND COMPANY   263534109       215      5,087 SH          X                       4,697                   390

 DUKE ENERGY COMPANY                  264399106       310     13,704 SH          X                      13,704

 E M C CORP MASS                      268648102       188     13,800 SH          X                      13,800

                                               ----------
          PAGE TOTAL                                3,764

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/01/04           PAGE  2
                                                                    AS OF 03/31/04
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 E M C CORP MASS                      268648102         3        250 SH              X   X                 250

 EXXON MOBIL CORP                     30231G102       842     20,248 SH          X                      19,368                   880

 EXXON MOBIL CORP                     30231G102       231      5,552 SH              X   X               5,552

 GENERAL ELECTRIC COMPANY             369604103       930     30,473 SH          X                      30,473

 GENERAL ELECTRIC COMPANY             369604103       104      3,400 SH              X   X               3,400

 INTERNATIONAL BUSINESS MACHINES CORP 459200101       270      2,935 SH          X                       2,935

 INTERNATIONAL BUSINESS MACHINES CORP 459200101         9        100 SH              X   X                 100

 J P MORGAN CHASE & CO                46625H100       232      5,525 SH          X                       5,525

 JOHNSON & JOHNSON                    478160104       233      4,590 SH          X                       3,860                   730

 JOHNSON & JOHNSON                    478160104        10        200 SH              X   X                 200

 LUCENT TECHNOLOGIES INC              549463107       127     30,800 SH          X                      30,800

 LUCENT TECHNOLOGIES INC              549463107         4      1,000 SH              X   X               1,000

 MFS SER TR V                         552981888       453     23,191 SH          X                      23,191
 INTL NEW DISCOVERY A
 MERCK & CO INC                       589331107       203      4,595 SH          X                       4,595

 MERCK & CO INC                       589331107        18        400 SH              X   X                 400

 NUVEEN VA PREM INCM MUN FD           67064R102       310     17,291 SH          X                      17,291
 COM
 PEPSICO, INC.                        713448108       242      4,485 SH          X                       3,585                   900

 PEPSICO, INC.                        713448108        11        200 SH              X   X                 200

 PFIZER, INC.                         717081103       291      8,300 SH          X                       8,300

 PFIZER, INC.                         717081103        27        767 SH              X   X                 767

 PIEDMONT NATURAL GAS                 720186105       255      6,050 SH          X                       6,050

 PIEDMONT NATURAL GAS                 720186105        46      1,100 SH              X   X               1,100

 PROCTER & GAMBLE COMPANY             742718109       410      3,905 SH          X                       3,905

 PROCTER & GAMBLE COMPANY             742718109        94        900 SH              X   X                 900

 RBC MID CAP EQUITY FUND CLASS A      74926B101       315     25,257 SH          X                      25,257

                                               ----------
          PAGE TOTAL                                5,670

1REPORT PTR289  1C CENTURA BANK                      SECURITIES AND EXCHANGE COMMISSION FORM 13-F        04/01/04           PAGE  3
                                                                    AS OF 03/31/04
 - - - - - COLUMN 1 AND 2 - - - - - - COLUMN 3 -  COLUMN 4 - - -COLUMN 5 - - - - COLUMN 6- - COLUMN 7- - - - - - COLUMN 8- - -  - -
                                                                                 INVESTMENT
                                                   MARKET                        DISCRETION                    VOTING AUTHORITY
                                                   VALUE    SHS OR   SH/ PUT/  SOLE SHR OTHER             SOLE      SHARED     NONE
      ISSUER AND TITLE OF CLASS          CUSIP   (X$1000)   PRN AMT  PRN CALL   (A) (B) (C)  MANAGERS      (A)        (B)       (C)
 RBC MID CAP EQUITY FUND CLASS I      74926B309    18,071  1,421,756 SH          X                   1,199,736     83,655    138,363

 RBC MID CAP EQUITY FUND CLASS I      74926B309       553     43,528 SH              X   X              38,248      5,279

 RBC LARGE CAP EQUITY FD CLASS I      74926B606    11,467  1,124,251 SH          X                     960,700     53,023    110,526

 RBC LARGE CAP EQUITY FD CLASS I      74926B606       220     21,604 SH              X   X              19,098      2,506

 RBC SMALL CAP EQUITY FD CLASS I      74926B846     5,889    431,100 SH          X                     353,175     29,018     48,906

 RBC SMALL CAP EQUITY FD CLASS I      74926B846       138     10,086 SH              X   X               8,710      1,375

 ROYAL BK CDA MONTREAL QUE            780087102     1,398     29,318 SH          X                      29,318

 ROYAL BK CDA MONTREAL QUE            780087102        42        884 SH              X   X                 356        498         30

 SPDR TR UNIT SER 1                   78462F103     1,594     14,090 SH          X                      14,090

 SPDR TR UNIT SER 1                   78462F103        39        349 SH              X   X                 349

 WACHOVIA CORP 2ND NEW                929903102       322      6,845 SH          X                       6,845
 COM
 WACHOVIA CORP 2ND NEW                929903102        38        800 SH              X   X                 800
 COM
 WAL-MART STORES                      931142103       211      3,530 SH          X                       3,530

 WAL-MART STORES                      931142103        15        250 SH              X   X                 250

 WELLS FARGO & CO NEW                 949746101       266      4,695 SH          X                       4,695

 WELLS FARGO & CO NEW                 949746101        11        200 SH              X   X                 200

                                               ----------
          PAGE TOTAL                               40,274
         FINAL TOTALS                              49,708